Significant Accounting Policies Bank Acquired Assets (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Oct. 14, 2011 branches	Jan. 08, 2010
Assets Acquired from FDIC, Loans and Foreclosed Real Estate			$ 1,190,000,000
Assets Acquired from FDIC, Loans			968,000,000
Assets Acquired from FDIC, Foreclosed Real Estate			32,000,000
Acquisition from FDIC, Liabilities Assumed			1,030,000,000
Acquisition from FDIC, Deposits Assumed			820,000,000
FDIC Loss Share Coverage, Percentage of Dollar Limit	80.00%
FDIC Loss Share Threshhold, Value	536,000,000
FDIC Loss Share, Percentage of Coverage over Thresshold	95.00%
FDIC Loss Sharing, Residential Real Estate Loans, Term	10 years
FDIC Loss Sharing, Non Residential Real Estate Loans, Term	5 years
FDIC Loss Sharing, Loss Recoveries, Term	8 years
Number of Institutions		6
Acquisition [Member]
Business Combination, Deposits		254,821,000
Business Combination, Unamortized Premium on Acquisition		1,061,000
Albequerque Branches [Member]
Number of Institutions		4
Santa Fe Branches [Member]
Number of Institutions		2